Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0001869467
Registrant Name	OceanPal Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A